INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME	6 Months Ended
Dec. 31, 2021
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

7.    INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

7.1.   Revenues from contracts with customers

	12/31/2021	12/31/2020
Sale of goods and services	157,538,626	88,616,572
Royalties	1,129,024	1,492,026
	158,667,650	90,108,598

Transactions of sales of goods and services with joint ventures, shareholders and other related parties are reported in Note 15.

7.2.   Cost of sales

Item	12/31/2021	12/31/2020
Inventories as of the beginning of the period	39,052,925	29,338,548
Purchases of the period	102,342,174	56,271,944
Production costs	7,581,570	5,514,975
Foreign currency translation	516,306	(1,283,574)
Subtotal	149,492,975	89,841,893
Inventories as of the end of the period [1]	(56,277,533)	(41,655,409)
Cost of sales	93,215,442	48,186,484

(1) Net of agricultural products.

7.3.   R&D classified by nature

	Research and	Research and
	development	development
	expenses	expenses
Item	12/31/2021	12/31/2020
Amortization of intangible assets	604,462	508,433
Import and export expenses	1,685	9,322
Depreciation of property, plant and equipment	213,837	69,860
Employee benefits and social securities	685,412	496,967
Maintenance	25,702	14,045
Energy and fuel	24,659	17,564
Supplies and materials	726,899	460,272
Mobility and travel	38,564	4,668
Share-based incentives	30,099	—
Professional fees and outsourced services	137,674	67,550
Professional fees related parties	296,967	466,144
Office supplies	2,842	2,467
Information technology expenses	6,039	9,992
Insurance	12,598	8,326
Depreciation of leased assets	2,523	1,279
Miscellaneous	5,612	2,143
Total	2,815,574	2,139,032

	12/31/2021	12/31/2020
R&D capitalized (Note 6.8)	2,425,244	1,556,367
R&D profit and loss	2,815,574	2,139,032
Total	5,240,818	3,695,399

7.4.   Expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2021
Amortization of intangible assets	—	771,536	771,536
Analysis and storage	26,537	69,502	96,039
Commissions and royalties	547,364	1,181,465	1,728,829
Import and export expenses	61,209	560,934	622,143
Depreciation of property, plant and equipment	655,067	799,884	1,454,951
Depreciation of leased assets	246,942	251,767	498,709
Impairment of receivables	—	815,929	815,929
Freight and haulage	311,416	4,457,096	4,768,512
Employee benefits and social securities	3,265,750	11,033,554	14,299,304
Maintenance	400,778	570,294	971,072
Energy and fuel	233,958	24,908	258,866
Supplies and materials	351,410	570,762	922,172
Mobility and travel	7,361	696,370	703,731
Publicity and advertising	—	2,247,729	2,247,729
Contingencies	—	65,598	65,598
Share-based incentives	—	843,308	843,308
Professional fees and outsourced services	587,370	3,075,667	3,663,037
Professional fees related parties	—	48,934	48,934
Office supplies	89,670	198,228	287,898
Insurance	36,328	556,441	592,769
Information technology expenses	—	817,032	817,032
Obsolescence	740,264	—	740,264
Taxes	19,398	5,230,416	5,249,814
Miscellaneous	748	110,407	111,155
Total	7,581,570	34,997,761	42,579,331

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	12/31/2020
Amortization of intangible assets	—	563,015	563,015
Analysis and storage	18,651	46,251	64,902
Commissions and royalties	767,326	287,445	1,054,771
Import and export expenses	29,128	434,113	463,241
Depreciation of property, plant and equipment	560,806	473,871	1,034,677
Depreciation of leased assets	125,226	160,979	286,205
Impairment of receivables	—	126,593	126,593
Freight and haulage	248,785	2,023,017	2,271,802
Employee benefits and social securities	2,260,596	7,010,150	9,270,746
Maintenance	282,937	259,182	542,119
Energy and fuel	156,666	23,848	180,514
Supplies and materials	187,315	58,212	245,527
Mobility and travel	1,593	369,382	370,975
Publicity and advertising	—	1,062,884	1,062,884
Contingencies	—	52,441	52,441
Share-based incentives	—	636,519	636,519
Professional fees and outsourced services	335,681	4,040,404	4,376,085
Professional fees related parties	—	113,888	113,888
Office supplies	89,049	150,121	239,170
Insurance	68,033	392,752	460,785
Information technology expenses	849	530,970	531,819
Obsolescence	365,458	—	365,458
Taxes	16,609	2,431,415	2,448,024
Miscellaneous	267	64,507	64,774
Total	5,514,975	21,311,959	26,826,934

7.5.   Finance results

	12/31/2021	12/31/2020
Financial costs
Interest expenses with the Parents (Note 15)	(415,812)	(634,128)
Interest expenses	(5,439,593)	(9,043,815)
Financial commissions	(907,660)	(964,237)
	(6,763,065)	(10,642,180)

Other financial results
Exchange differences generated by assets	6,355,520	10,714,855
Exchange differences generated by liabilities	(11,682,895)	(16,991,043)
Changes in fair value of financial assets or liabilities and other financial results	(1,652,984)	(5,466,867)
Net gain of inflation effect on monetary items	342,135	3,752,899
	(6,638,224)	(7,990,156)

Total net financial results	(13,401,289)	(18,632,336)